Lease Commitments - Summary of Future Minimum Fixed Lease Obligations Under Operating Leases (Detail) $ in Thousands	Jun. 27, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021 (excluding the twenty-six weeks ended June 27, 2021)	$ 3,636
2022	5,743
2023	4,445
2024	3,200
2025	2,560
Thereafter	$ 10,615